Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable
The Company’s notes payable were as follows as of December 31, 2021 and December 31, 2020:

(in thousands)	2021	2020
Term loan 3	$644,432	$480,000
Senior Notes	300,000	—
Less: Current portion of notes payable	(6,493)	(4,800)

	937,939	475,200
Less: debt issuance costs	(22,673)	(18,455)

Notes payable, net of current portion and debt issuance costs	$915,266	$456,745

Schedule of Maturities of Long-term Debt
The following table sets forth the Company’s future principal payments as of December 31, 2021, assuming another mandatory prepayment does not occur:

(in thousands)
Year ending December 31,	Amount
2022	$6,493
2023	6,493
2024	6,493
2025	6,493
2026	6,493
Thereafter	911,967

Total	$944,432